UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31

Date of reporting period: September 30, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Consulting Group

Capital Markets Funds

Multi-Strategy Market Neutral Investments

Semi-Annual Report

September 30, 2004

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

Consulting Group

Capital Markets Funds

DEAR SHAREHOLDER:

The Consulting Group Capital Markets Funds – Multi-Strategy Market Neutral Investments (the “Fund”) declined 0.46%* for the six-month period ending September 30, 2004. During this time period, the 90-day US Treasury Bill Indexi rose 0.67% and the Standard & Poor’s 500 Indexii fell 0.19%. During this period, the Federal Reserve Board changed interest rate policies and began increasing interest rates. The equity markets reacted negatively to these rising interest rates. Contributing to negative equity returns are rising energy prices and a slowdown in the rate of economic growth.

Consulting Group, in its capacity as Investment Manager of the Fund, is responsible for overseeing and implementing the multiple strategies utilized in the Fund. The Fund now uses two strategies, convertible arbitrage and equity market neutral. The merger arbitrage strategy was removed from the Fund during the period as the contracts with Pegasus Investments, Inc. and Camden Asset Management, LP were terminated. As of September 30, the assets of the Fund were 51% in equity market neutral, 46% in convertible arbitrage, and 3% in cash.

The convertible arbitrage strategy consists of buying debt securities, preferred stocks, and other securities convertible into common stock and then hedging a portion of the equity risk inherent in the security. The hedge is achieved by selling short the common stock of the company. Calamos Advisors LLC and SSI Investment Management, Inc. (“SSI”) each manage a portion of the convertible arbitrage strategy for the Fund.

The equity market neutral strategy consists of purchasing stock of companies that the sub-adviser believes are undervalued and will outperform the equity market return. Concurrently, the sub-adviser sells short the equity of companies the sub-adviser believes to be overvalued and expects to under perform the equity market return. Freeman Associates Investment Management LLC, SSI and Franklin Portfolio Associates LLC each manage a portion of the Fund’s equity market neutral strategy.

During this six-month period, the two strategies used in the Fund underperformed the market indices during the first three-months and added value during the second three months. In the March to June period, interest rates began to rise across the fixed income spectrum and the convertible strategy lagged. During the same period, the prospect of rising rates sent equity prices down sharply in April and put the equity market neutral strategies in relative underperformance that was too deep to overcome as the markets settled down in May and June.

In the July to September period, the convertible arbitrage strategy added value as longer-term interest rates fell after the sharp run up in April and May. The equity market action aided the strategy, as attractive valuations and rising

*	The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.CitigroupAM.com.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund is available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 1.50%. The performance data shown does not reflect this fee, which would reduce returns.

[i]	The 90-Day U.S. Treasury Bill Index is Composed of one 90-Day U.S. Treasury Bill whose return, is tracked until its maturity. An investor cannot invest directly in an index.

ii	The S&P 500 Index is a market value weighted index comprised of 500 widely held common stocks. An investor cannot invest directly in an index.

volatility produced positive hedged results. For equity market neutral strategies, the market’s steady decline into mid-August was led by rising rates and macro fears, such as rising energy prices, the threat of terrorism at summer’s political conventions and sporting events, and election uncertainty. After mid-August, the markets turned positive. However it was too late for the Fund to make up all the performance shortfalls of earlier in the six-month period, and the Fund ended the period underperforming both the S&P 500 and 90-day Treasury Index.

Both the equity and fixed income markets suffered in 2004, as interest rate trends changed direction, economic growth suffered under rising energy prices, and psychological fear factors left equity markets without any clear direction. In spite of the current lack of market direction, we continue to believe the Fund’s convertible arbitrage and equity market neutral strategies may help to provide additional diversification benefits to your investment portfolio.

Information About Your Funds

As previously reported to you, the mutual fund industry has come under the scrutiny of federal and state regulators. Along with others in the industry, Smith Barney Fund Management LLC (“SBFM”), the adviser to your fund, and some of its affiliates have responded to requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues. The regulators appear to be examining, among other things, how fund managers dealt with market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. We have identified market timing in your fund, including an arrangement with an investor that permitted frequent trading to occur in your fund. We do not believe that arrangement involved selective portfolio disclosure or late trading. The arrangement was terminated early in 2001. Governmental review of these matters is continuing. Any resolution of this matter is not expected to have a financial impact on the fund. We thank you for your continued support and encourage you to contact your Financial Consultant for further assistance and guidance.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, a former employee and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 10, 2004

The Fund makes short sales of securities, which may result in losses greater than the amount invested. Although the Fund’s strategies attempt to neutralize the effect of general trends in the equity markets, an investment in the Fund is subject to the risks associated with investing in equity securities generally. Equity securities, particularly common stocks, have historically generated higher average returns than fixed-income securities, but have also experienced significantly more volatility on those returns. In addition to the risks associated with equity securities, convertible arbitrage also entails risks associated with fixed-income securities, such as interest rate and credit risk. There may be a risk of insufficient merger arbitrage investment opportunities and the risk that a proposed transaction is not completed, is negatively negotiated or is delayed and the price of the target company’s securities declines. The Fund may engage in active and frequent trading which would increase the investor’s tax liability and increase transaction costs, which would in turn, reduce the Fund’s performance.

  Fund at a Glance (unaudited)

Investment Breakdown*

March 31, 2004

September 30, 2004

*	As a percentage of total investments. Please note that portfolio holdings are subject to change.

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payment, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2004 and held for the six months ended September 30, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
(0.46)%	$1,000.00	$995.40	1.68%	$8.40

(1)	For the six months ended September 30, 2004.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value.
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
5.00%	$1,000.00	$1,016.65	1.68%	$8.49

(1)	For the six months ended September 30, 2004.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedule of Investments

September 30, 2004 (unaudited)

Shares	Security	Value
COMMON STOCK (a) — 47.9%
CONSUMER DISCRETIONARY — 11.3%

Auto Components — 1.2%
2,500	American Axle & Manufacturing Holdings, Inc.	$73,150
19,890	Autoliv, Inc.	803,556
8,925	Cooper Tire & Rubber Co.	180,017
20,925	Dana Corp.	370,163
9,800	Delphi Corp.	91,042
16,800	The Goodyear Tire & Rubber Co. (b)	180,432
950	Johnson Controls, Inc.	53,969
1,600	Lear Corp.	87,120
24,700	Visteon Corp.	197,353

		2,036,802

Automobiles — 0.4%
17,375	Ford Motor Co.	244,119
5,600	Harley-Davidson, Inc.	332,864
2,550	Monaco Coach Corp.	55,207
3,100	Winnebago Industries, Inc.	107,384

		739,574

Hotels, Restaurants & Leisure — 1.5%
2,000	Argosy Gaming Co. (b)	78,400
2,900	Brinker International, Inc. (b)	90,335
1,500	California Pizza Kitchen, Inc. (b)	32,775
4,000	Carnival Corp.	189,160
11,300	CBRL Group, Inc.	407,704
2,725	CEC Entertainment Inc. (b)	100,144
4,925	CKE Restaurants, Inc. (b)	54,421
4,000	GTECH Holdings Corp.	101,280
3,675	International Game Technology	132,116
5,400	Mandalay Resort Group	370,710
3,800	McDonald’s Corp.	106,514
5,000	Penn National Gaming, Inc. (b)	202,000
800	Ruby Tuesday, Inc.	22,296
15,100	Wendy’s International, Inc.	507,360
4,525	Yum! Brands, Inc.	183,986

		2,579,201

Household Durables — 2.2%
18,075	American Greetings Corp., Class A Shares	454,044
9,700	The Black & Decker Corp.	751,168
4,600	Centex Corp.	232,116
3,500	Champion Enterprises, Inc. (b)	36,015
16,650	D.R. Horton, Inc.	551,281
5,075	Ethan Allen Interiors Inc.	176,356
5,400	Fortune Brands, Inc.	400,086
1,800	Hovnanian Enterprises, Inc., Class A Shares (b)	72,180
1,200	KB HOME	101,388
795	M.D.C. Holdings, Inc.	58,114
7,900	Newell Rubbermaid Inc.	158,316
200	NVR, Inc. (b)	110,200
575	The Ryland Group, Inc.	53,279
6,250	Snap-on Inc.	172,250
1,550	Standard Pacific Corp.	87,373

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Shares	Security	Value

Household Durables — 2.2% (continued)
6,025	The Stanley Works	$256,243
1,300	The Toro Co.	88,790
1,400	Whirlpool Corp.	84,126

		3,843,325

Leisure Equipment & Products — 0.3%
2,200	Brunswick Corp.	100,672
3,500	Eastman Kodak Co.	112,770
8,375	Hasbro, Inc.	157,450
3,100	Marvel Enterprises, Inc. (b)	45,136
3,600	Polaris Industries Inc.	200,952

		616,980

Media — 2.0%
7,900	Belo Corp., Class A Shares	178,066
11,300	Clear Channel Communications, Inc.	352,221
3,025	Cox Radio, Inc., Class A Shares (b)	45,133
10,400	Fox Entertainment Group, Inc., Class A Shares (b)	288,496
15,400	Gemstar-TV Guide International, Inc. (b)	87,010
575	Getty Images, Inc. (b)	31,797
3,400	Hearst-Argyle Television, Inc.	83,130
4,400	The Interpublic Group of Cos., Inc. (b)	46,596
2,405	The McGraw-Hill Cos., Inc.	191,654
3,266	Metro-Goldwyn-Mayer, Inc. (b)	37,788
2,300	The New York Times Co., Class A Shares	89,930
1,125	The News Corp. Ltd., Sponsored ADR	36,979
1,450	Pixar (b)	114,405
750	R.H. Donnelley Corp. (b)	37,020
13,075	The Reader’s Digest Association, Inc.	190,764
3,700	Scholastic Corp. (b)	114,293
19,085	Time Warner Inc. (b)	308,032
12,000	UnitedGlobalCom, Inc., Class A Shares (b)	89,640
3,500	Viacom Inc., Class B Shares	117,460
30,800	The Walt Disney Co.	694,540
9,800	XM Satellite Radio Holdings Inc., Class A Shares (b)	303,996

		3,438,950

Multiline Retail — 0.9%
7,600	BJ’s Wholesale Club, Inc. (b)	207,784
3,500	Costco Wholesale Corp.	145,460
3,700	Dillard’s, Inc., Class A Shares	73,038
8,135	Federated Department Stores, Inc.	369,573
2,500	J. C. Penney Co., Inc.	88,200
1,300	Kmart Holding Corp. (b)	113,711
3,300	The May Department Stores Co.	84,579
6,110	Nordstrom, Inc.	233,646
6,600	Saks Inc.	79,530
2,800	Sears, Roebuck and Co.	111,580
1,550	Target Corp.	70,137

		1,577,238

Specialty Retail — 2.5%
5,425	Abercrombie & Fitch Co., Class A Shares	170,887
5,525	Advance Auto Parts, Inc. (b)	190,060
2,100	American Eagle Outfitters, Inc.	77,385

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Shares	Security	Value

Specialty Retail — 2.5% (continued)
3,400	AnnTaylor Stores Corp. (b)	$79,560
1,100	AutoZone, Inc. (b)	84,975
8,320	Barnes & Noble, Inc. (b)	307,840
2,245	Best Buy Co., Inc.	121,769
8,200	Blockbuster Inc., Class A Shares	62,238
14,700	Borders Group, Inc.	364,560
11,205	Claire’s Stores, Inc.	280,573
3,500	Copart, Inc. (b)	66,255
3,900	CSK Auto Corp. (b)	51,948
9,150	The Gap, Inc.	171,105
2,800	Hibbett Sporting Goods, Inc. (b)	57,372
7,400	Hollywood Entertainment Corp. (b)	73,038
12,300	The Home Depot, Inc.	482,160
15,100	Limited Brands	336,579
3,425	The Men’s Wearhouse, Inc. (b)	99,496
7,800	Office Depot, Inc. (b)	117,234
2,300	Pacific Sunwear of California, Inc. (b)	48,415
4,650	PETCO Animal Supplies, Inc. (b)	151,869
3,710	RadioShack Corp.	106,254
2,730	Regis Corp.	109,801
3,050	Rent-A-Center, Inc. (b)	78,873
11,200	The Sherwin-Williams Co.	492,352
925	Stage Stores, Inc. (b)	31,653
4,800	Toys “R” Us, Inc. (b)	85,152

		4,299,403

Textiles & Apparel — 0.3%
1,725	Deckers Outdoor Corp. (b)	58,650
3,150	K-Swiss Inc., Class A Shares	60,637
4,490	Kellwood Co.	163,660
13,505	Tommy Hilfiger Corp. (b)	133,294
1,800	V. F. Corp.	89,010
2,400	Wolverine World Wide, Inc.	60,480

		565,731

	TOTAL CONSUMER DISCRETIONARY	19,697,204

CONSUMER STAPLES — 2.7%

Beverages — 1.0%
4,000	Adolph Coors Co., Class B Shares	271,680
3,350	The Coca-Cola Co.	134,167
13,600	Coca-Cola Enterprises Inc.	257,040
33,400	PepsiAmericas, Inc.	637,940
15,300	The Pepsi Bottling Group, Inc.	415,395

		1,716,222

Food & Drug Retailing — 0.5%
8,500	7-Eleven, Inc. (b)	169,830
2,800	Albertson’s, Inc.	67,004
4,300	The Kroger Co. (b)	66,736
55,500	Rite Aid Corp. (b)	195,360
9,500	Safeway Inc. (b)	183,445
8,000	SUPERVALU INC.	220,400

		902,775

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Shares	Security	Value

Food Products — 0.7%
3,000	Chiquita Brands International, Inc. (b)	$52,230
3,900	Corn Products International, Inc.	179,790
3,710	General Mills, Inc.	166,579
4,935	H.J. Heinz Co.	177,759
4,600	Hormel Foods Corp.	123,188
5,230	Kellogg Co.	223,112
3,000	Pilgrim’s Pride Corp.	81,240
2,925	Sanderson Farms, Inc.	97,841
12,325	Tyson Foods, Inc., Class A Shares	197,446

		1,299,185

Household Products — 0.2%
1,075	The Clorox Co.	57,297
4,100	Kimberly-Clark Corp.	264,819

		322,116

Personal Products — 0.2%
2,750	Avon Products, Inc.	120,120
4,150	The Gillette Co.	173,221
3,400	Nu Skin Enterprises, Inc., Class A Shares	79,934

		373,275

Tobacco — 0.1%
2,600	Altria Group, Inc.	122,304

	TOTAL CONSUMER STAPLES	4,735,877

ENERGY — 3.2%

Energy Equipment & Services — 0.8%
4,075	Baker Hughes Inc.	178,159
2,100	BJ Services Co.	110,061
5,575	FMC Technologies, Inc. (b)	186,205
2,700	Grant Prideco, Inc. (b)	55,323
3,625	Halliburton Co.	122,126
3,100	Maverick Tube Corp. (b)	95,511
1,125	Precision Drilling Corp. (b)	64,687
2,750	Schlumberger Ltd.	185,102
2,750	Transocean Inc. (b)	98,395
3,000	Universal Compression Holdings, Inc. (b)	102,210
3,400	Varco International, Inc. (b)	91,188
1,400	Weatherford International Ltd. (b)	71,428

		1,360,395

Oil & Gas — 2.4%
2,500	Amerada Hess Corp.	222,500
10,400	Anadarko Petroleum Corp.	690,144
1,700	Ashland Inc.	95,336
400	Burlington Resources Inc.	16,320
44,000	Chesapeake Energy Corp.	696,520
5,500	ChevronTexaco Corp.	295,020
2,900	Comstock Resources, Inc. (b)	60,668
2,450	ConocoPhillips	202,982
4,850	Devon Energy Corp.	344,398
3,900	Exxon Mobil Corp.	188,487
750	General Maritime Corp. (b)	26,122

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Shares	Security	Value

Oil & Gas — 2.4% (continued)
4,850	KCS Energy, Inc. (b)	$67,463
2,800	Marathon Oil Corp.	115,584
825	Murphy Oil Corp.	71,585
1,725	Newfield Exploration Co. (b)	105,639
2,000	Noble Energy, Inc.	116,480
1,665	Occidental Petroleum Corp.	93,123
900	Petroleum Development Corp. (b)	39,438
2,225	Pogo Producing Co.	105,576
1,500	Sunoco, Inc.	110,970
1,935	Teekay Shipping Corp.	83,379
6,900	Tesoro Petroleum Corp. (b)	203,757
2,775	Valero Energy Corp.	222,583

		4,174,074

	TOTAL ENERGY	5,534,469

FINANCIALS — 7.8%

Banks — 2.8%
2,500	Associated Banc-Corp.	80,175
4,300	Bank of America Corp.	186,319
1,900	Bank of Hawaii Corp.	89,775
3,500	BankUnited Financial Corp., Class A Shares (b)	102,025
3,700	The Colonial BancGroup, Inc.	75,665
3,350	Commerce Bancorp, Inc.	184,920
1,900	First BanCorp.	91,770
10,500	First Horizon National Corp.	455,280
1,900	Greater Bay Bancorp	54,625
2,800	Independence Community Bank Co.	109,340
750	M&T Bank Corp.	71,775
3,700	Marshall & Ilsley Corp.	149,110
8,175	National City Corp.	315,718
12,300	National Commerce Financial Co.	420,783
10,554	New York Community Bancorp, Inc.	216,779
7,550	NewAlliance Bancshares, Inc.	108,342
14,800	Popular, Inc.	389,240
6,000	Provident Financial Services, Inc.	103,500
2,300	R&G Financial Corp., Class B Shares	88,895
1,500	Silicon Valley Bancshares (b)	55,755
4,850	Sovereign Bancorp, Inc.	105,827
9,750	SunTrust Banks, Inc.	686,497
400	UnionBanCal Corp.	23,684
4,750	Wachovia Corp.	223,012
2,400	Washington Mutual, Inc.	93,792
2,475	Webster Financial Corp.	122,240
6,500	Wells Fargo & Co.	387,595
300	Westcorp	12,756

		5,005,194

Diversified Financials — 1.7%
4,600	AmeriCredit Corp. (b)	96,048
1,100	The Bear Stearns Cos. Inc.	105,787
1,700	Capital One Financial Corp.	125,630
2,500	CIT Group Inc.	93,475
4,498	Countrywide Financial Corp.	177,176
1,400	Doral Financial Corp.	58,058

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Shares	Security	Value

Diversified Financials — 1.7% (continued)
7,800	E*TRADE Financial Corp. (b)	$89,076
2,500	Fannie Mae	158,500
3,100	Federated Investors, Inc., Class B Shares	88,164
2,000	Freddie Mac	130,480
5,000	Friedman, Billings, Ramsey Group, Inc., Class A Shares	95,500
6,100	The Goldman Sachs Group, Inc.	568,764
2,600	IndyMac Bancorp, Inc.	94,120
5,800	Janus Capital Group Inc.	78,938
2,700	JPMorgan Chase & Co.	107,271
2,900	Lehman Brothers Holdings Inc.	231,188
6,875	MBNA Corp.	173,250
3,700	Morgan Stanley	182,410
1,700	New Century Financial Corp. (b)	102,374
2,625	State Street Corp.	112,114
1,800	WFS Financial Inc. (b)	83,790

		2,952,113

Insurance — 2.3%
5,150	ACE Ltd.	206,309
100	Alleghany Corp. (b)	27,290
1,850	The Allstate Corp.	88,781
1,525	Ambac Financial Group, Inc.	121,924
5,775	American Financial Group, Inc.	172,615
2,100	The Chubb Corp.	147,588
11,180	Cincinnati Financial Corp.	460,840
9,975	Conseco, Inc. (b)	176,158
13,902	Fidelity National Financial, Inc.	529,666
18,300	First American Corp.	564,189
3,700	Fremont General Corp.	85,655
4,200	Genworth Financial Inc., Class A Shares	97,860
4,400	Jefferson-Pilot Corp.	218,504
3,175	MetLife, Inc.	122,714
2,400	Nationwide Financial Services, Inc., Class A Shares	84,264
2,800	Odyssey Re Holdings Corp.	62,104
700	Old Republic International Corp.	17,521
6,800	Protective Life Corp.	267,308
2,475	Prudential Financial, Inc.	116,424
2,100	Reinsurance Group of America, Inc.	86,520
1,900	SAFECO Corp.	86,735
1,100	StanCorp Financial Group, Inc.	78,320
2,050	W. R. Berkley Corp.	86,428
3,240	Willis Group Holdings Ltd.	121,176
200	Zenith National Insurance Corp.	8,462

		4,035,355

Real Estate — 1.0%
5,000	American Financial Realty Trust	70,550
4,900	Annaly Mortgage Management Inc.	83,937
2,500	Archstone-Smith Trust	79,100
3,200	Catellus Development Corp.	84,832
2,400	CBL & Associates Properties, Inc.	146,280
2,200	Developers Diversified Realty Corp.	86,130
2,800	Equity Residential	86,800
2,100	Hospitality Properties Trust	89,229

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Shares	Security	Value

Real Estate — 1.0% (continued)
3,000	Impac Mortgage Holdings, Inc.	$78,900
1,175	iStar Financial Inc.	48,445
2,400	Kimco Realty Corp.	123,120
1,100	The Mills Corp.	57,057
5,600	Plum Creek Timber Co., Inc.	196,168
4,500	ProLogis	158,580
3,175	Taubman Centers, Inc.	82,010
3,200	Thornburg Mortgage, Inc.	92,832
4,200	Trizec Properties, Inc.	67,074
3,200	Ventas, Inc.	82,944

		1,713,988

	TOTAL FINANCIALS	13,706,650

HEALTHCARE — 5.1%

Biotechnology — 0.5%
4,625	Affymetrix, Inc. (b)	142,034
1,353	Amgen Inc. (b)	76,688
2,600	Biogen Idec Inc. (b)	159,042
4,800	Cephalon, Inc. (b)	229,920
1,900	Charles River Laboratories International, Inc. (b)	87,020
3,900	Invitrogen Corp. (b)	214,461
800	Kos Pharmaceuticals, Inc. (b)	28,488

		937,653

HealthCare Equipment & Supplies — 1.1%
2,875	Alcon, Inc.	230,575
4,000	Align Technology, Inc. (b)	61,120
22,700	Applera Corp. — Applied Biosystems Group	428,349
4,025	Bausch & Lomb Inc.	267,461
4,575	Becton, Dickinson and Co.	236,527
1,435	CONMED Corp. (b)	37,740
1,700	Dade Behring Holdings Inc. (b)	94,721
6,475	IMS Health Inc.	154,882
1,800	Kensey Nash Corp. (b)	47,142
1,075	Medtronic, Inc.	55,792
1,600	Millipore Corp. (b)	76,560
1,600	Molecular Devices Corp. (b)	37,712
1,225	Sybron Dental Specialties, Inc. (b)	36,370
3,000	Varian Medical Systems, Inc. (b)	103,710

		1,868,661

HealthCare Providers & Services — 2.0%
850	Accredo Health, Inc. (b)	20,034
1,200	Aetna Inc.	119,916
1,600	Amedisys, Inc. (b)	47,920
6,800	AmerisourceBergen Corp.	365,228
2,200	Apria Healthcare Group Inc. (b)	59,950
2,225	Cardinal Health, Inc.	97,388
2,110	CIGNA Corp.	146,919
20,800	Community Health Systems Inc. (b)	554,944
1,775	Coventry Health Care, Inc. (b)	94,732
7,825	DaVita, Inc. (b)	243,749
3,450	Express Scripts, Inc. (b)	225,423
2,350	First Horizon Pharmaceutical Corp. (b)	47,023

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Shares	Security	Value

HealthCare Providers & Services — 2.0% (continued)
22,700	Humana Inc. (b)	$453,546
3,575	Laboratory Corp. of America Holdings (b)	156,299
7,600	LifePoint Hospitals, Inc. (b)	228,076
1,600	Lincare Holdings Inc. (b)	47,536
8,400	McKesson Corp.	215,460
2,000	Omnicare, Inc.	56,720
1,825	Quest Diagnostics Inc.	161,001
16,375	Service Corp. International (b)	101,689
1,990	Sierra Health Services, Inc. (b)	95,381
1,225	Sunrise Senior Living, Inc. (b)	43,022

		3,581,956

Pharmaceuticals — 1.5%
2,500	Allergan, Inc.	181,375
4,150	Alpharma Inc., Class A Shares	75,903
1,000	Andrx Corp. (b)	22,360
1,300	Barr Pharmaceuticals Inc. (b)	53,859
8,745	Bristol-Myers Squibb Co.	206,994
2,900	Eon Labs, Inc. (b)	62,930
2,900	Hospira, Inc. (b)	88,740
16,275	Johnson & Johnson	916,771
3,600	Merck & Co. Inc.	118,800
29,800	Perrigo Co.	612,390
9,200	Pfizer Inc.	281,520

		2,621,642

	TOTAL HEALTHCARE	9,009,912

INDUSTRIALS — 5.5%

Aerospace & Defense — 0.8%
3,325	The Boeing Co.	171,636
1,800	General Dynamics Corp.	183,780
1,900	Innovative Solutions and Support, Inc. (b)	46,607
7,200	L-3 Communications Holdings, Inc.	482,400
2,870	Lockheed Martin Corp.	160,089
3,550	Northrop Grumman Corp.	189,321
4,300	Orbital Sciences Corp. (b)	49,106
4,075	United Defense Industries, Inc. (b)	162,959

		1,445,898

Air Freight & Couriers — 0.2%
2,700	CNF Inc.	110,673
2,350	EGL, Inc. (b)	71,111
2,300	Ryder System, Inc.	108,192
1,720	United Parcel Service, Inc., Class B Shares	130,582

		420,558

Airlines — 0.1%
6,900	AMR Corp. (b)	50,577
5,800	Continental Airlines, Inc., Class B Shares (b)	49,416

		99,993

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Shares	Security	Value

Building Products — 0.2%
1,600	Crane Co.	$46,272
7,100	Masco Corp.	245,163
3,100	USG Corp. (b)	56,513

		347,948

Commercial Services & Supplies — 1.8%
1,400	Administaff, Inc. (b)	16,380
1,100	Alliance Data Systems Corp. (b)	44,616
3,122	Apollo Group, Inc., Class A Shares (b)	229,061
8,105	ARAMARK Corp., Class B Shares	195,655
2,700	The Brink’s Co.	81,459
20,400	Cendant Corp.	440,640
3,250	Cintas Corp.	136,630
4,225	Coinstar, Inc. (b)	98,442
6,300	Convergys Corp. (b)	84,609
1,900	Deluxe Corp.	77,938
1,700	DST Systems, Inc. (b)	75,599
3,125	The Dun & Bradstreet Corp. (b)	183,437
10,875	Equifax Inc.	286,665
2,425	H&R Block, Inc.	119,843
4,650	Korn/Ferry International (b)	84,769
3,100	Republic Services, Inc.	92,256
21,300	Sabre Holdings Corp., Class A Shares	522,489
3,900	TeleTech Holdings, Inc. (b)	36,816
8,800	Waste Management, Inc.	240,592
3,300	West Corp. (b)	96,129

		3,144,025

Electrical Equipment — 0.5%
2,600	AMETEK, Inc.	78,832
2,800	Cooper Industries, Ltd., Class A Shares	165,200
2,820	Emerson Electric Co.	174,530
10,900	Energizer Holdings, Inc. (b)	502,490

		921,052

Industrial Conglomerates — 0.1%
1,975	Carlisle Cos. Inc.	126,262
3,375	Tyco International Ltd.	103,477

		229,739

Machinery — 1.0%
1,100	Briggs & Stratton Corp.	89,320
1,400	Cummins Inc.	103,446
600	Danaher Corp.	30,768
6,750	Deere & Co.	435,712
1,945	Eaton Corp.	123,332
1,350	Graco Inc.	45,225
840	Ingersoll-Rand Co., Class A Shares	57,095
950	Kennametal Inc.	42,893
2,050	Nordson Corp.	70,377
2,700	PACCAR Inc.	186,624
2,415	Parker Hannifin Corp.	142,147
2,300	SPX Corp.	81,420
3,525	Terex Corp. (b)	152,985

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Shares	Security	Value

Machinery — 1.0% (continued)
6,725	The Timken Co.	$165,570
1,900	Wabash National Corp. (b)	52,193

		1,779,107

Marine — 0.3%
9,300	Overseas Shipholding Group, Inc.	461,652

Road & Rail — 0.4%
7,400	Burlington Northern Santa Fe Corp.	283,494
4,125	Heartland Express, Inc.	76,106
9,405	Norfolk Southern Corp.	279,705
1,200	Yellow Roadway Corp. (b)	56,268

		695,573

Trading Companies & Distributors — 0.1%
2,790	W.W. Grainger, Inc.	160,844

	TOTAL INDUSTRIALS	9,706,389

INFORMATION TECHNOLOGY — 5.0%

Communications Equipment — 1.0%
6,300	Avaya Inc. (b)	87,822
1,600	Ditech Communications Corp. (b)	35,824
9,750	Harris Corp.	535,665
35,000	Lucent Technologies Inc. (b)	110,950
11,300	Motorola, Inc.	203,852
3,775	Nokia Oyj, Sponsored ADR	51,793
7,235	Polycom, Inc. (b)	143,398
10,600	QUALCOMM Inc.	413,824
9,100	Tellabs, Inc. (b)	83,629

		1,666,757

Computers & Peripherals — 0.2%
5,000	Electronics for Imaging, Inc. (b)	81,200
11,100	EMC Corp. (b)	128,094
1,900	NCR Corp. (b)	94,221
4,700	Storage Technology Corp. (b)	118,722

		422,237

Electronic Equipment & Instruments — 1.4%
1,900	Agilent Technologies, Inc. (b)	40,983
2,265	Amphenol Corp., Class A Shares (b)	77,599
11,950	Arrow Electronics, Inc. (b)	269,831
3,900	Avnet, Inc. (b)	66,768
3,400	AVX Corp.	40,290
4,400	Broadcom Corp., Class A Shares (b)	120,076
1,300	FLIR Systems, Inc. (b)	76,050
30,500	Ingram Micro Inc., Class A Shares (b)	491,050
8,450	KEMET Corp. (b)	68,361
2,100	Mettler-Toledo International Inc. (b)	99,162
20,325	PerkinElmer, Inc.	349,997
2,300	Tech Data Corp. (b)	88,665
13,500	Tektronix, Inc.	448,875
850	Varian Inc. (b)	32,190
11,850	Vishay Intertechnology, Inc. (b)	152,865

		2,422,762

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Shares	Security	Value

Internet Software & Services — 0.1%
6,200	Akamai Technologies, Inc. (b)	$87,110
3,600	EarthLink, Inc. (b)	37,080

		124,190

Information Technology Consulting & Services — 0.5%
1,750	Accenture Ltd., Class A Shares (b)	47,338
26,500	Acxiom Corp.	629,110
1,450	CACI International Inc., Class A Shares (b)	76,531
2,200	Computer Sciences Corp. (b)	103,620
6,300	Unisys Corp. (b)	65,016

		921,615

Office Electronics — 0.1%
10,800	IKON Office Solutions, Inc.	129,816
7,200	Xerox Corp. (b)	101,376

		231,192

Semiconductor Equipment & Products — 0.9%
5,600	Advanced Micro Devices, Inc. (b)	72,800
22,900	Agere Systems Inc., Class A Shares (b)	24,045
10,500	Cree, Inc. (b)	320,565
18,375	Cypress Semiconductor Corp. (b)	162,435
3,800	Fairchild Semiconductor International, Inc. (b)	53,846
1,650	International Rectifier Corp. (b)	56,595
5,100	Maxim Integrated Products, Inc.	215,679
19,800	MEMC Electronic Materials, Inc. (b)	167,904
3,500	Microchip Technology Inc.	93,940
13,900	National Semiconductor Corp.	215,311
10,200	ON Semiconductor Corp. (b)	31,926
3,300	PMC-Sierra, Inc. (b)	29,073
5,300	Teradyne, Inc. (b)	71,020
3,000	Texas Instruments Inc.	63,840
1,800	Varian Semiconductor Equipment Associates, Inc. (b)	55,620

		1,634,599

Software — 0.8%
31,900	Activision, Inc. (b)	442,453
3,350	Amdocs Ltd. (b)	73,131
3,400	Autodesk, Inc.	165,342
3,800	BMC Software, Inc. (b)	60,078
5,200	Citrix Systems, Inc. (b)	91,104
900	Cognex Corp.	23,580
6,525	Fair Isaac Corp.	190,530
1,100	Hyperion Solutions Corp. (b)	37,389
1,275	Intuit Inc. (b)	57,885
1,750	SAP AG, Sponsored ADR	68,163
2,400	Symantec Corp. (b)	131,712

		1,341,367

	TOTAL INFORMATION TECHNOLOGY	8,764,719

MATERIALS — 3.0%

Chemicals — 1.1%
3,075	Cabot Corp.	118,603
1,900	The Dow Chemical Co.	85,842

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Shares	Security	Value

Chemicals — 1.1% (continued)
1,775	E. I. du Pont de Nemours and Co.	$75,970
1,600	Eastman Chemical Co.	76,080
3,875	FMC Corp. (b)	188,209
900	Georgia Gulf Corp.	40,131
2,700	IMC Global Inc. (b)	46,953
3,275	International Flavors & Fragrances Inc.	125,105
100	Kronos Worldwide, Inc.	3,970
1,700	The Lubrizol Corp.	58,820
2,050	PPG Industries, Inc.	125,624
4,775	Rohm and Haas Co.	205,182
5,300	RPM International, Inc.	93,545
1,600	The Scotts Co., Class A Shares (b)	102,640
11,300	Sigma-Aldrich Corp.	655,400
500	Valhi, Inc.	7,515

		2,009,589

Construction Materials — 0.1%
1,815	Vulcan Materials Co.	92,474

Containers & Packaging — 0.6%
2,450	Ball Corp.	91,704
14,300	Bemis Co., Inc.	380,094
9,775	Crown Holdings, Inc. (b)	100,780
3,900	Owens-Illinois, Inc. (b)	62,400
4,000	Pactiv Corp. (b)	93,000
3,650	Temple-Inland Inc.	245,098

		973,076

Metals & Mining — 0.7%
450	Carpenter Technology Corp.	21,483
2,800	CONSOL Energy Inc.	97,692
2,400	International Steel Group, Inc. (b)	80,880
950	Newmont Mining Corp.	43,254
650	Nucor Corp.	59,391
1,350	Phelps Dodge Corp.	124,241
2,600	Southern Peru Copper Corp.	134,316
2,200	Steel Dynamics, Inc.	84,964
3,500	United States Steel Corp.	131,670
17,400	Worthington Industries, Inc.	371,490

		1,149,381

Paper & Forest Products — 0.5%
4,250	Georgia-Pacific Corp.	152,788
19,300	Louisiana-Pacific Corp.	500,835
2,200	Potlatch Corp.	102,982
2,850	Weyerhaeuser Co.	189,468

		946,073

	TOTAL MATERIALS	5,170,593

TELECOMMUNICATION SERVICES — 1.7%

Diversified Telecommunication Services — 0.4%
3,800	ALLTEL Corp.	208,658
6,900	AT&T Corp.	98,808
5,400	CenturyTel, Inc.	184,896

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Shares	Security	Value

Diversified Telecommunication Services — 0.4% (continued)
5,100	MCI Inc.	$85,425
307	NTL Inc. (b)	19,055
3,305	Ptek Holdings, Inc. (b)	28,324
25,400	Qwest Communications International Inc. (b)	84,582

		709,748

Wireless Telecommunication Services — 1.3%
4,700	American Tower Corp., Class A Shares (b)	72,145
50,000	AT&T Wireless Services Inc. (b)	739,000
7,600	Crown Castle International Corp. (b)	113,088
7,700	Nextel Communications, Inc., Class A Shares (b)	183,568
38,400	Nextel Partners, Inc., Class A Shares (b)	636,672
1,000	Telephone and Data Systems, Inc.	84,170
1,200	United States Cellular Corp. (b)	51,780
12,300	Western Wireless Corp., Class A Shares (b)	316,233

		2,196,656

	TOTAL TELECOMMUNICATION SERVICES	2,906,404

UTILITIES — 2.6%

Electric Utilities — 1.6%
1,600	American Electric Power Co., Inc.	51,136
7,400	CenterPoint Energy, Inc.	76,664
4,150	Constellation Energy Group	165,336
22,100	DPL Inc.	454,818
12,000	Edison International	318,120
1,925	Exelon Corp.	70,628
4,275	FirstEnergy Corp.	175,617
1,250	Great Plains Energy Inc.	36,438
23,200	Northeast Utilities	449,848
1,100	NSTAR	54,010
3,400	OGE Energy Corp.	85,782
8,050	PG&E Corp. (b)	244,720
2,000	Pinnacle West Capital Corp.	83,000
1,950	PPL Corp.	92,001
2,800	Progress Energy, Inc.	118,552
8,800	Reliant Energy Inc. (b)	82,104
3,100	TXU Corp.	148,552
2,875	Wisconsin Energy Corp.	91,713

		2,799,039

Gas Utilities — 0.9%
4,500	KeySpan Corp.	176,400
1,525	Kinder Morgan, Inc.	95,801
18,450	MDU Resources Group, Inc.	485,789
19,000	National Fuel Gas Co.	538,270
5,750	Sempra Energy	208,093
4,300	WGL Holdings Inc.	121,518

		1,625,871

Multi-Utilities — 0.1%
4,100	Duke Energy Corp.	93,849
9,780	The Williams Cos., Inc.	118,338

		212,187

	TOTAL UTILITIES	4,637,097

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Shares	Security	Value
VENTURE CAPITAL — 0.0%

Venture Capital — 0.0%
300	Energy Transfer Partners, L.P.	$14,316

	TOTAL COMMON STOCK (Cost — $76,811,668)	83,883,630

PREFERRED STOCK (a) — 8.4%
CONSUMER DISCRETIONARY — 3.2%

Automobiles — 3.2%
13,376	Ford Motor Co. Capital Trust II, 6.500%	2,550,009
	General Motors Corp.:
26,673	5.250% Sr. Series B Cumulative Trust Preferred Securities	637,751
87,000	6.250% Sr. Series B	2,449,050

	TOTAL CONSUMER DISCRETIONARY	5,636,810

CONSUMER STAPLES — 0.4%

Food & Drug Retailing — 0.4%
25,093	Albertson’s Inc., 7.250% HITSTM	649,909

ENERGY — 0.5%

Oil & Gas — 0.5%
7,800	Chesapeake Energy Corp., 5.000% Cumulative	902,850

FINANCIALS — 1.2%

Banks — 0.4%
12,200	IndyMac Capital Trust I, 6.000% WIRESSM	746,030

Insurance — 0.8%
31,800	Conseco, Inc., 5.500% Mandatorily Convertible Series B	782,916
19,500	Phoenix Cos. Inc., 7.000% Stock Purchase Contracts	693,479

		1,476,395

	TOTAL FINANCIALS	2,222,425

HEALTHCARE — 0.5%

HealthCare Providers & Services — 0.4%
15,000	Mckesson Financing Trust, 5.000% Trust Preferred Securities	729,075

Pharmaceuticals — 0.1%
3,461	Schering-Plough Corp., 6.000% Mandatory Convertible	183,260

	TOTAL HEALTHCARE	912,335

INDUSTRIAL — 1.9%

Aerospace & Defense — 0.9%
12,400	Northrop Grumman Corp., 7.000% Exchangeable 4/4/21	1,624,400

Machinery — 0.6%
13,200	Cummins Capital Trust I, 7.000% QUIPSSM	1,077,450

Road & Rail — 0.4%
1,205	Kansas City Southern, 4.250% Redeamable Cumulative Perpetual Series C	704,473

	TOTAL INDUSTRIAL	3,406,323

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Shares	Security	Value
MATERIALS — 0.2%

Metals & Mining — 0.2%
287	Freeport-McMoRan Copper & Gold Inc., 5.500% Perpetual (c)	$292,740

TELECOMMUNICATIONS — 0.2%

Diversified Telecommunications Services — 0.2%
4,828	Alltel Corp., 7.750% Equity Units 5/17/05	249,897

UTILITIES — 0.3%

Multi-Utilities — 0.3%
7,037	Williams Cos., Inc., 5.500% Jr. Subordinate	499,627

	TOTAL PREFERRED STOCK (Cost — $13,798,731)	14,772,916

Face Amount
CORPORATE CONVERTIBLE BONDS & NOTES (a) — 39.7%

Advertising — 1.4%
$1,000,000	Interpublic Group of Cos., Inc., Sr. Notes, 4.500% due 3/15/23	1,193,750
1,200,000	Lamar Advertising Co., Sr. Notes, 2.875% due 12/31/10	1,308,000

		2,501,750

Aerospace/Defense — 1.9%
1,600,000	Alliant Techsystems Inc., Sr. Sub. Notes, 2.750% due 2/15/24 (c)	1,644,000
1,200,000	EDO Corp., Sub. Notes, 5.250% due 4/15/07	1,281,000
336,000	GenCorp Inc., Sub. Notes, 4.000% due 1/16/24	371,280

		3,296,280

Airlines — 0.9%
112,000	America West Airlines Inc., Sr. Notes, 2.491% due 7/30/23 (c)	32,620
400,000	American Airlines Inc., Sr. Notes, 4.250% due 9/23/23 (c)	265,500
800,000	AMR Corp., Sr. Notes, 4.500% due 2/15/24	486,000
700,000	ExpressJet Holdings Inc., Notes, 4.250% due 8/1/23	647,500
285,000	FLYi Inc., Bonds, 6.000% due 2/15/34 (c)	170,644

		1,602,264

Apparel — 0.5%
850,000	Kellwood Co., Debentures, 3.500% due 6/15/34 (c)	873,375

Auto Parts & Equipment — 1.1%
1,572,000	Goodyear Tire & Rubber Co., Sr. Notes, 4.000% due 6/15/34 (c)	1,845,135

Biotechnology — 3.4%
1,700,000	Affymetrix Inc., Sr. Notes, 0.750% due 12/15/33	2,067,625
250,000	CuraGen Corp., Sub. Notes, 4.000% due 2/15/11 (c)	216,563
90,000	deCODE genetics Inc., Sr. Notes, 3.500% due 4/15/11 (c)	81,113
99,000	Human Genome Sciences Inc., Sub. Notes, 2.250% due 10/15/11 (c)	99,743
	Invitrogen Corp., Sr. Notes:
500,000	2.000% due 8/1/23	552,500
500,000	2.000% due 8/1/23 (c)	552,500
357,000	1.500% due 2/15/24	317,284
850,000	1.500% due 2/15/24 (c)	755,438
841,000	Protein Design Labs Inc., Sub. Notes, 2.750% due 8/16/23	1,040,738
165,000	Serologicals Corp., Sr. Sub. Notes, 4.750% due 8/15/33	301,331

		5,984,835

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Face Amount	Security	Value

Coal — 0.1%
$ 180,000	Massey Energy Co., Sr. Notes, 2.250% due 4/1/24	$206,325

Commercial Services — 0.3%
506,000	Quanta Services Inc., Sub. Debentures, 4.500% due 10/1/23	505,368

Computers — 2.2%
	Ciber Inc., Sr. Sub. Debentures:
254,000	2.875% due 12/15/23	239,713
1,180,000	2.875% due 12/15/23 (c)	1,113,625
1,000,000	DST Systems Inc., Debentures, 4.125% due 8/15/23 (c)	1,206,250
303,000	Electronics for Imaging, Sr. Notes, 1.500% due 6/1/23	290,501
232,000	Quantum Corp., Sub. Notes, 4.375% due 8/1/10	206,480
900,000	Radisys Corp., Sub. Notes, 1.375% due 11/15/23 (c)	815,625

		3,872,194

Distribution/Wholesale — 0.4%
793,000	Bell Microproducts Inc., Sub. Notes, 3.750% due 3/5/24	769,210

Diversified Financial Services — 0.5%
	AmeriCredit Corp., Sr. Notes:
308,000	1.750% due 11/15/23	401,555
194,000	1.750% due 11/15/23 (c)	252,928
255,000	CapitalSource Inc., Sr. Notes, 3.500% due 7/15/34 (c)	256,913

		911,396

Electric — 1.2%
1,000,000	Centerpoint Energy Inc., Sr. Notes, 2.875% due 1/15/24 (c)	1,045,000
1,000,000	Duke Energy Corp., Sr. Notes, 1.750% due 5/15/23	1,070,000

		2,115,000

Electrical Components & Equipment — 0.1%
133,000	Wilson Greatbatch Technologies Inc., Sub. Debentures, 2.250% due 6/15/13	112,053

Electronics — 1.2%
1,150,000	Flextronics International Ltd., Sub. Notes, 1.000% due 8/1/10	1,302,375
313,000	Flir Systems Inc., Sr. Notes, 3.000% due 6/1/23	483,194
233,000	Vishay Intertechnology Inc., Sub. Notes, 3.625% due 8/1/23	250,184

		2,035,753

Entertainment — 0.9%
1,250,000	Shuffle Master Inc., Sr. Notes, 1.250% due 4/15/24 (c)	1,368,750
300,000	Sunterra Corp., Sr. Sub. Notes, 3.750% due 3/29/24 (c)	273,000

		1,641,750

Environmental Control — 0.3%
563,000	Allied Waste North America, Sr. Sub. Debentures, 4.250% due 4/15/34	496,144

Healthcare Products — 1.7%
368,000	Advanced Medical Optics Inc., Sr. Sub Notes, 2.500% due 7/15/24 (c)	404,800
900,000	Cytyc Corp., Sr. Notes, 2.250% due 3/15/24	1,015,875
850,000	Henry Schein Inc., Sr. Notes, 3.000% due 8/15/34 (c)	875,500
1,400,000	Thoratec Corp., Sr. Sub. Notes, 1.380% due 5/16/34 (c)	705,250

		3,001,425

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Face Amount	Security	Value

Healthcare Services — 0.6%
$ 800,000	LabOne Inc., Sr. Notes, 3.500% due 6/15/34 (c)	$845,000
202,000	Matria Healthcare Inc., Sr. Sub. Notes, 4.875% due 5/1/24 (c)	250,985

		1,095,985

Holding Companies-Diversified — 0.1%
143,000	Walter Industries Inc., Sr. Sub. Notes, 3.750% due 5/1/24 (c)	162,126

Insurance — 1.1%
1,000,000	AON Corp., Debentures, 3.500% due 11/15/12	1,413,750
	Odyssey Re Holdings Corp., Debentures:
100,000	4.375% due 6/15/22	118,125
300,000	4.375% due 6/15/22 (c)	354,375

		1,886,250

Internet — 0.4%
750,000	Equinix Inc., Sub. Notes, 2.500% due 2/15/24 (c)	774,375

Leisure Time — 0.5%
720,000	Navigant International Inc., Sub. Notes, 4.875% due 11/1/23 (c)	912,600

Lodging — 1.1%
1,690,000	Hilton Hotels Corp., Sr. Notes, 3.375% due 4/15/23	1,865,338

Machinery-Diversified — 0.6%
850,000	AGCO Corp., Sr. Sub. Notes, 1.750% due 12/31/33	1,029,563

Media — 1.2%
2,000,000	Liberty Media Corp., Debentures, 0.750% due 3/30/23 (c)	2,157,500

Mining — 0.7%
800,000	Freeport-McMoRan Copper & Gold Inc., Sr. Notes, 7.000% due 2/11/11	1,265,000

Miscellaneous Manufacturers — 1.7%
	Actuant Corp., Sr. Sub. Notes:
250,000	2.000% due 11/15/23	302,500
900,000	2.000% due 11/15/23 (c)	1,089,000
250,000	Eastman Kodak Co., Sr. Notes, 3.375% due 10/15/33	316,250
2,025,000	Roper Industries Inc., Notes, 1.481% due 1/15/34	941,625
195,000	Tyco International Group SA, Sr. Debentures Series B, 3.125% due 1/15/23	292,988

		2,942,363

Oil & Gas Services — 1.1%
750,000	Halliburton Co., Sr. Notes, 3.125% due 7/15/23	857,813
800,000	Hanover Compressor Co., Sr. Notes, 4.750% due 1/15/14	990,000

		1,847,813

Pharmaceuticals — 1.9%
138,000	BioMarin Pharmaceuticals Inc., Sub. Notes, 3.500% due 6/15/08	120,233
820,000	Corixa Corp., Debentures, 4.250% due 7/1/08	695,975
97,000	First Horizon Pharmaceutical Corp., Sr. Sub. Notes, 1.750% due 3/8/24 (c)	108,155
	IVAX Corp., Sr. Notes:
115,000	1.500% due 3/1/24	122,044
614,000	1.500% due 3/1/24 (c)	651,608
666,000	Par Pharmaceutical Cos., Inc., Sr. Sub. Notes, 2.875% due 9/30/10	592,740
220,000	QLT Inc., Notes, 3.000% due 9/15/23	272,525

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Face Amount	Security	Value

Pharmaceuticals — 1.9% (continued)
$ 435,000	Valeant Pharmaceuticals International, Sub. Notes, 4.000% due 11/15/13 (c)	$468,713
327,000	Watson Pharmaceuticals Inc., Debentures, 1.750% due 3/15/23	326,183

		3,358,176

Pipelines — 0.6%
670,000	Dynegy Inc., Sub. Notes, 4.750% due 8/15/23 (c)	1,005,000

Real State — 0.9%
1,500,000	Host Marriott LP, Debentures, 3.250% due 4/15/24 (c)	1,558,125

Retail — 1.9%
	Dick’s Sporting Goods Inc., Sr. Notes:
199,000	1.606% due 2/18/24	156,961
1,758,000	1.606% due 2/18/24 (c)	1,386,623
1,294,000	Genesco Inc., Sub. Notes, 4.125% due 6/15/23	1,683,818
200,000	Lithia Motors Inc., Sr. Sub. Notes, 2.875% due 5/1/14 (c)	183,500

		3,410,902

Semiconductors — 1.0%
100,000	Anadigics Inc., Sr. Notes, 5.000% due 10/15/09 (c)	98,375
172,000	Credence Systems Corp., Sub. Notes, 1.500% due 5/15/08	170,710
327,000	Kulicke & Soffa Industries Inc., Sub. Notes, 0.500% due 11/30/08	231,353
110,000	ON Semiconductor Corp., Sr. Sub. Notes, zero coupon due 4/15/24 (c)	74,663
800,000	Skyworks Solutions Inc., Notes, 4.750% due 11/15/07	1,007,000
230,000	Vitesse Semiconductor Corp., Sub. Notes, 1.500% due 10/1/24 (c)	233,738

		1,815,839

Software — 2.0%
425,000	Allscripts Healthcare Solutions Inc., Sr. Notes, 3.500% due 7/15/24 (c)	466,969
1,375,000	Computer Associates International Inc., Sr. Notes, 1.625% due 12/15/09	2,012,656
850,000	CSG Systems International, Notes, 2.500% due 6/15/24 (c)	805,375
173,000	Red Hat Inc., Sub. Debentures, 0.500% due 1/15/24 (c)	153,105

		3,438,105

Telecommunications — 3.1%
700,000	Adaptec Inc., Sr. Sub. Notes, 0.750% due 12/22/23	678,125
293,000	Andrew Corp., Sub. Notes, 3.250% due 8/15/13	366,616
900,000	Commonwealth Telephone Enterprises Inc., Notes, 3.250% due 7/15/23 (c)	910,125
1,187,000	CommScope Inc., Sr. Sub. Notes, 1.000% due 3/15/24 (c)	1,391,758
139,000	Comtech Telecommunications, Sr. Notes, 2.000% due 2/1/24	127,359
750,000	Lucent Technologies Inc., Debentures, 2.750% due 6/15/25	975,938
820,000	Tekelec, Sr. Sub. Notes, 2.250% due 6/15/08	914,300

		5,364,221

Toys/Games/Hobbies — 0.9%
1,110,000	Jakks Pacific Inc., Sr. Notes, 4.625% due 6/15/23	1,534,575

Transportation — 0.2%
239,000	CP Ships Ltd., Sr. Sub. Notes, 4.500% due 6/30/24 (c)	222,270
52,000	Yellow Roadway Corp., Sr. Notes, 5.000% due 8/8/23	79,495

		301,765

	TOTAL CORPORATE CONVERTIBLE BONDS & NOTES (Cost — $68,402,499)	69,495,878

See Notes to Financial Statements.

Schedule of Investments

(unaudited) (continued)

Face Amount	Security	Value
REPURCHASE AGREEMENTS — 7.4%
$5,586,000	Bank of America Corp. dated 9/30/04, 1.830% due 10/1/04; Proceeds at maturity — $5,586,284; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.625% due 2/14/05 to 10/15/14; Market value — $5,697,720)	$5,586,000
7,328,000	State Street Bank and Trust Co. dated 9/30/04, 1.600% due 10/1/04; Proceeds at maturity — $7,328,326; (Fully collateralized by U.S. Treasury Notes and Bonds, 4.750% to 8.750% due 5/15/14 to 8/15/20; Market value — $7,488,572)	7,328,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $12,914,000)	12,914,000

	TOTAL INVESTMENTS — 103.4% (Cost — $171,926,898*)	181,066,424
	Liabilities in Excess of Other Assets — (3.4)%	(5,991,284)

	TOTAL NET ASSETS — 100.0%	$175,075,140

(a)	Securities have been segregated for short sale transactions.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR      — American Depositary Receipt

HITSTM   — Hybrid Income Term Security Units —Trademark of Banc of America Securities LLC

WIRES    — Warrants and Income Redeemable Equity Securities — Servicemark of Morgan Stanley

QUIPSSM — Quartely Income Preferred Securities — Servicemark of Goldman, Sachs & Co.

See Notes to Financial Statements.

Schedule of Securities Sold Short

September 30, 2004 (unaudited)

Shares	Security	Value
COMMON STOCK
3,900	21st Century Insurance Group	$52,065
5,800	3Com Corp.*	24,476
16,600	99 Cents Only Stores*	236,218
2,150	A.O. Smith Corp.	52,353
2,000	Abercrombie & Fitch Co., Class A Shares	63,000
3,400	Activision, Inc.*	47,158
17,250	Actuant Corp., Class A Shares*	710,873
28,000	Adaptec, Inc.*	212,800
1,200	Adesa, Inc.*	19,716
5,179	Advanced Medical Optics, Inc.*	204,933
2,200	Advanced Neuromodulation Systems, Inc.*	66,770
33,250	Affymetrix, Inc.*	1,021,107
34,500	AGCO Corp.*	780,390
2,600	Agilent Technologies, Inc.*	56,082
3,570	Air Products and Chemicals, Inc.	194,137
3,775	Airgas, Inc.	90,864
3,550	Alberto-Culver Co.	154,354
25,426	Albertson’s, Inc.	608,444
4,100	Alcoa Inc.	137,719
4,400	Allegheny Energy, Inc.*	70,224
3,800	Allegheny Technologies, Inc.	69,350
8,000	Allergan, Inc.	580,400
400	ALLETE, Inc.	13,000
4,900	Alliance Gaming Corp.*	73,794
9,550	Alliant Techsystems Inc.*	577,775
1,800	Allied Capital Corp.	43,902
20,100	Allied Waste Industries, Inc.*	177,885
18,900	Allscripts Healthcare Solutions, Inc.*	170,100
2,857	ALLTEL Corp.	156,878
2,000	Amazon.com, Inc.*	81,720
900	Ambac Financial Group, Inc.	71,955
8,800	Ameren Corp.	406,120
3,124	America West Holdings Corp., Class B Shares*	16,870
3,100	American Capital Strategies, Ltd.	97,154
7,300	American Express Co.	375,658
100	American International Group, Inc.	6,799
3,275	American Italian Pasta Co., Class A Shares	85,641
7,100	American Power Conversion Corp.	123,469
6,100	American Tower Corp., Class A Shares*	93,635
29,469	AmeriCredit Corp.*	615,313
1,525	AMETEK, Inc.	46,238
2,800	Amgen Inc.*	158,704
2,225	Amli Residential Properties Trust	67,974
32,500	AMR Corp.*	238,225
3,725	AmSouth BanCorp.	90,890
11,100	Amylin Pharmaceuticals, Inc.*	227,772
10,000	ANADIGICS, Inc.*	33,700
850	Analogic Corp.	35,437
36,414	Andrew Corp.*	445,707
5,300	Anheuser-Busch Cos., Inc.	264,735
38,200	Aon Corp.	1,097,868
3,700	Apache Corp.	185,407
2,500	Apartment Investment & Management Co., Class A Shares	86,950
1,492	Apollo Group, Inc., Class A Shares*	109,468
6,500	Applebee’s International, Inc.	164,320

See Notes to Financial Statements.

Schedule of Securities Sold Short

(unaudited) (continued)

Shares	Security	Value
8,200	Applied Materials, Inc.*	$135,218
10,700	Aqua America Inc.	236,577
3,675	aQuantive, Inc.*	35,464
1,475	Arbitron Inc.*	54,000
3,050	Arch Coal, Inc.	108,244
11,300	Archer-Daniels-Midland Co.	191,874
2,400	Archstone-Smith Trust	75,936
2,400	Arden Realty, Inc.	78,192
2,850	ArthroCare Corp.*	83,476
4,745	ArvinMeritor, Inc.	88,969
1,900	Ask Jeeves, Inc.*	62,149
2,300	AT&T Wireless Services Inc.*	33,994
11,900	AutoNation, Inc.*	203,252
1,400	Avalonbay Communities, Inc.	84,308
2,715	Avery Dennison Corp.	178,593
18,500	AVX Corp.	219,225
3,255	Aztar Corp.*	86,257
6,825	Baldor Electric Co.	161,479
6,200	Bandag, Inc.	271,560
4,900	Bank of America Corp.	212,317
500	Barr Pharmaceuticals Inc.*	20,715
2,750	Barrick Gold Corp.	57,860
11,800	BEA Systems, Inc.*	81,538
21,325	BearingPoint, Inc.*	190,645
1,700	Bed Bath & Beyond Inc.*	63,087
38,297	Bell Microproducts Inc.*	297,185
6,600	BellSouth Corp.	178,992
11,900	Big Lots, Inc.*	145,537
4,000	Biogen Idec Inc.*	244,680
3,941	BioMarin Pharmaceutical Inc.*	20,454
1,775	BJ Services Co.	93,028
1,400	BlackRock, Inc., Class A Shares	102,886
1,400	Bob Evans Farms, Inc.	38,024
7,175	BorgWarner, Inc.	310,606
12,600	Boston Scientific Corp.*	500,598
2,000	Bowater Inc.	76,380
17,225	Boyd Gaming Corp.	484,884
5,025	BRE Properties, Inc., Class A Shares	192,709
450	Briggs & Stratton Corp.	36,540
5,400	Brocade Communications Systems, Inc.*	30,510
4,900	Brookline Bancorp, Inc.	76,783
1,900	Brown & Brown, Inc.	86,830
1,400	Brown-Forman Corp., Class B Shares	64,120
7,325	C.H. Robinson Worldwide, Inc.	339,807
2,900	Cabela’s Inc., Class A Shares*	69,165
14,475	Cadence Design Systems, Inc.*	188,754
7,325	Callaway Golf Co.	77,425
1,700	Camden Property Trust	78,540
7,475	Campbell Soup Co.	196,518
8,504	CapitalSource Inc.*	189,979
8,700	Capitol Federal Financial	279,966
11,875	Caremark Rx, Inc.*	380,831
22,100	CarMax, Inc.*	476,255
3,675	Carnival Corp.	173,791
2,300	CarrAmerica Realty Corp.	75,210
3,350	Catellus Development Corp.	88,808

See Notes to Financial Statements.

Schedule of Securities Sold Short

(unaudited) (continued)

Shares	Security	Value
2,900	Caterpillar Inc.	$233,305
1,100	CDW Corp.	63,833
1,900	Celestica Inc.*	24,130
30,700	CenterPoint Energy, Inc.	318,052
1,500	Centex Corp.	75,690
1,715	Central Garden & Pet Co.*	52,513
2,925	Century Aluminum Co.*	81,110
650	Ceradyne, Inc.*	28,541
6,500	Ceridian Corp.*	119,665
800	Cerner Corp.*	34,608
2,100	Certegy Inc.	78,141
12,700	The Charles Schwab Corp.	116,713
1,100	CheckFree Corp.*	30,437
16,825	The Cheesecake Factory Inc.*	730,205
40,267	Chesapeake Energy Corp.	637,427
3,700	Chico's FAS, Inc.*	126,540
2,400	ChoicePoint Inc.*	102,360
4,300	Christopher & Banks Corp.	68,843
52,406	CIBER, Inc.*	394,093
1,670	Cincinnati Financial Corp.	68,837
2,425	Cinergy Corp.	96,030
1,600	Cintas Corp.	67,264
5,600	Citadel Broadcasting Co.*	71,792
6,175	CMS Energy Corp.*	58,786
14,500	CNA Financial Corp.*	348,145
2,400	CNET Networks, Inc.*	21,960
1,500	Coach, Inc.*	63,630
2,200	The Coca-Cola Co.	88,110
2,450	Colgate-Palmolive Co.	110,691
1,400	Columbia Sportswear Co.*	76,300
19,300	Comcast Corp., Class A Shares*	545,032
2,100	Comerica Inc.	124,635
1,000	Commercial Metals Co.	39,720
6,300	Commonwealth Telephone Enterprises, Inc.*	274,365
38,758	CommScope, Inc.*	837,173
10,250	Compass Bancshares, Inc.	449,155
48,400	Computer Associates International, Inc.	1,272,920
1,919	Comtech Telecommunications Corp.*	52,005
2,800	Comverse Technology, Inc.*	52,724
26,000	Conseco, Inc.*	459,160
4,575	Consolidated Edison, Inc.	192,333
5,000	Convergys Corp.*	67,150
35,600	Corixa Corp.*	148,096
1,200	The Corporate Executive Board Co.	73,488
1,700	Cost Plus, Inc.*	60,146
1,800	Covance Inc.*	71,946
3,790	CP Ships Ltd.	46,390
9,128	Credence Systems Corp.*	65,722
4,700	Crescent Real Estate Equities Co.	73,978
5,600	Crown Castle International Corp.*	83,328
19,100	CSG Systems International, Inc.*	294,331
6,250	CSX Corp.	207,500
11,000	Cummins Inc.	812,790
3,350	Cumulus Media Inc., Class A Shares*	48,206
19,355	CuraGen Corp.*	106,452
2,950	CVS Corp.	124,284

See Notes to Financial Statements.

Schedule of Securities Sold Short

(unaudited) (continued)

Shares	Security	Value
5,600	Cymer, Inc.*	$160,496
1,450	Cytec Industries Inc.	70,977
17,500	Cytyc Corp.*	422,625
3,400	The Bank of New York Co.	99,178
5,400	The BISYS Group, Inc.*	78,894
4,285	DaimlerChrysler AG	177,485
5,400	Dana Corp.	95,526
3,350	Danaher Corp.	171,788
19,350	Dean Foods Co.*	580,887
3,869	deCODE genetics, Inc.*	29,134
7,500	Delphi Corp.	69,675
1,300	Deluxe Corp.	53,326
3,000	Devon Energy Corp.	213,030
2,800	DeVry, Inc.*	57,988
3,200	Dex Media, Inc.*	67,744
3,950	Diamond Offshore Drilling, Inc.	130,311
21,236	Dick’s Sporting Goods, Inc.*	756,426
7,100	Diebold, Inc.	331,570
6,800	The DIRECTV Group, Inc.*	119,612
3,300	Dollar General Corp.	66,495
2,700	Dollar Tree Stores, Inc.*	72,765
13,285	Dominion Resources, Inc.	866,846
5,725	Donaldson Co., Inc.	162,533
4,025	Dover Corp.	156,452
3,150	Dow Jones & Co., Inc.	127,922
700	Dreyer’s Grand Ice Cream Holdings, Inc.	55,980
15,465	DST Systems, Inc.*	687,729
2,575	DTE Energy Co.	108,639
9,600	E. I. du Pont de Nemours and Co.	410,880
21,200	Duke Energy Corp.	485,268
2,400	Duke Realty Corp.	79,680
124,000	Dynegy Inc., Class A Shares*	618,760
4,700	Eastman Chemical Co.	223,485
25,875	Eastman Kodak Co.	833,693
2,100	Eaton Vance Corp.	84,819
15,000	EchoStar Communications Corp., Class A Shares*	466,800
13,500	EDO Corp.	374,625
825	Education Management Corp.*	21,978
10,900	Edwards Lifesciences Corp.*	365,150
10,400	El Paso Corp.	95,576
3,300	Electronic Arts Inc.*	151,767
3,400	Electronic Data Systems Corp.	65,926
6,084	Electronics for Imaging, Inc.*	98,804
2,760	Eli Lilly and Co.	165,738
11,200	EMC Corp.*	129,248
1,700	Emulex Corp.*	19,584
700	Enbridge Energy Partners, L.P.	33,432
2,100	EnCana Corp.	97,230
3,400	Engineered Support Systems, Inc.	155,176
1,000	Eni S.p.A., Sponsored ADR	112,300
14,450	ENSCO International Inc.	472,082
1,000	Entergy Corp.	60,610
2,200	Enterprise Products Partners L.P.	50,996
1,375	EOG Resources, Inc.	90,544
10,700	Equinix, Inc.*	329,239
2,675	Equitable Resources, Inc.	145,279

See Notes to Financial Statements.

Schedule of Securities Sold Short

(unaudited) (continued)

Shares	Security	Value
4,800	Equity Office Properties Trust	$130,800
2,200	Equity Residential	68,200
3,500	Erie Indemnity Co., Class A Shares	178,570
1,900	Evergreen Resources, Inc.*	76,228
3,955	Expeditors International of Washington, Inc.	204,474
900	Express Scripts, Inc.*	58,806
17,300	ExpressJet Holdings, Inc.*	173,173
4,000	Exxon Mobil Corp.	193,320
14,100	F.N.B. Corp.	312,033
6,100	Family Dollar Stores, Inc.	165,310
1,600	Fastenal Co.	92,160
24,325	Federal Signal Corp.	451,958
4,200	Ferro Corp.	91,602
2,600	Fifth Third Bancorp	127,972
3,800	First Health Group Corp.*	61,142
2,704	First Horizon Pharmaceutical Corp.*	54,107
8,777	First National Bankshares of Florida	215,475
12,200	FirstEnergy Corp.	501,176
2,300	The First Marblehead Corp.*	106,720
17,800	FirstMerit Corp.	468,229
3,550	Fleetwood Enterprises, Inc.*	53,889
51,950	Flextronics International Ltd.*	688,338
5,949	FLIR Systems, Inc.*	348,016
3,400	Florida Rock Industries, Inc.	166,566
15,600	Fluor Corp.	694,512
9,905	FLYi Inc.*	38,729
81,405	Ford Motor Co.	1,143,740
3,500	Forest City Enterprises, Inc., Class A Shares	192,850
3,250	Forest Oil Corp.*	97,890
1,425	FPL Group, Inc.	97,356
6,800	Franklin Resources, Inc.	379,168
4,425	Fred's, Inc.	79,473
28,822	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	1,167,291
5,275	Frontier Airlines, Inc.*	40,512
2,200	FTI Consulting, Inc.*	41,580
3,200	FuelCell Energy, Inc.*	32,800
2,110	Gannett Co., Inc.	176,734
2,170	Garmin Ltd.	93,853
9,700	Gateway, Inc.*	48,015
20,655	GenCorp Inc.	279,875
1,800	Genentech, Inc.*	94,356
5,600	General Electric Co.	188,048
36,873	General Motors Corp.	1,566,365
39,214	Genesco Inc.*	923,490
8,600	Gentex Corp.	302,118
5,640	Genuine Parts Co.	216,463
3,000	Genzyme Corp.*	163,230
1,700	GlobalSantaFe Corp.	52,105
500	Golden West Financial Corp.	55,475
73,188	The Goodyear Tire & Rubber Co.*	786,039
3,400	GrafTech International Ltd.*	47,430
2,600	Granite Construction Inc.	62,140
6,300	Great Lakes Chemical Corp.	161,280
7,700	GTECH Holdings Corp.	194,964
3,725	Guidant Corp.	245,999
3,500	The Gymboree Corp.*	50,400

See Notes to Financial Statements.

Schedule of Securities Sold Short

(unaudited) (continued)

Shares	Security	Value
6,000	Halliburton Co.	$202,140
39,630	Hanover Compressor Co.*	533,023
14,400	Hawaiian Electric Industries, Inc.	382,176
13,750	HCA, Inc.	524,563
2,500	HCC Insurance Holdings, Inc.	75,375
12,640	Health Management Associates, Inc., Class A Shares	258,235
8,800	Health Net Inc.*	217,536
2,100	Helmerich & Payne, Inc.	60,249
3,700	Henry Schein, Inc.*	230,547
5,500	Herman Miller, Inc.	135,575
3,675	Hershey Foods Corp.	171,659
15,600	Hilb Rogal and Hobbs Co.	565,032
38,630	Hilton Hotels Corp.	727,789
13,300	Honeywell International Inc.	476,938
2,025	Hospitality Properties Trust	86,042
50,300	Host Marriott Corp.	705,709
14,300	Hudson City Bancorp, Inc.	511,082
2,700	Hughes Supply, Inc.	81,189
6,710	Human Genome Sciences, Inc.*	73,206
2,100	Hutchinson Technology Inc.*	56,133
3,363	IAC/InterActiveCorp*	74,053
600	ICOS Corp.*	14,484
1,950	IDACORP, Inc.	56,667
3,400	Illinois Tool Works Inc.	316,778
2,725	Imation Corp.	96,983
1,550	Immucor, Inc.*	38,362
2,200	INAMED Corp.*	104,874
16,235	IndyMac Bancorp, Inc.	587,707
3,925	ING Groep N.V., Sponsored ADR	99,224
6,290	Insituform Technologies, Inc., Class A Shares*	117,434
14,200	Instinet Group Inc.*	71,426
1,100	Integra LifeSciences Holdings*	35,321
8,700	International Paper Co.	351,567
102,600	The Interpublic Group of Co.*	1,086,534
1,350	Invacare Corp.	62,100
6,700	Investment Technology Group, Inc.*	102,510
18,972	Invitrogen Corp.*	1,043,270
800	Iron Mountain Inc.*	27,080
30,572	IVAX Corp.*	585,454
3,700	The J. M. Smucker Co.	164,317
6,800	Jacobs Engineering Group Inc.*	260,372
44,771	JAKKS Pacific, Inc.*	1,029,733
5,775	Janus Capital Group Inc.	78,598
1,750	Jarden Corp.*	63,857
1,300	Jefferson-Pilot Corp.	64,558
8,100	JetBlue Airways Corp.*	169,452
3,500	JLG Industries, Inc.	58,800
14,100	Juniper Networks, Inc.*	332,760
2,050	K2 Inc.*	29,336
40,621	Kansas City Southern*	616,221
650	KB HOME	54,919
8,000	Kellwood Co.	291,600
5,418	Kerr-McGee Corp.	310,180
4,975	KeyCorp	157,210
2,005	Kinder Morgan Management, LLC.*	83,248
1,100	Kinder Morgan, Inc.	69,102

See Notes to Financial Statements.

Schedule of Securities Sold Short

(unaudited) (continued)

Shares	Security	Value
1,400	Kinetic Concepts, Inc.*	$73,570
5,700	King Pharmaceuticals, Inc.*	68,058
4,875	KLA-Tencor Corp.*	202,215
4,700	Knight Transportation, Inc.*	100,674
5,650	Kohl’s Corp.*	272,273
1,400	Krispy Kreme Doughnuts, Inc.*	17,724
8,300	The Kroger Co.*	128,816
850	Kronos Inc.*	37,646
6,114	Kulicke and Soffa Industries, Inc.*	34,544
1,300	Kyphon Inc.*	32,214
9,600	LabOne, Inc.*	280,608
17,620	Lamar Advertising Co., Class A Shares*	733,168
1,350	LandAmerica Financial Group, Inc.	61,425
1,300	Landry’s Restaurants, Inc.	35,477
1,325	Landstar System, Inc.*	77,751
5,275	Laureate Education Inc.*	196,335
5,750	La-Z-Boy Inc.	87,285
1,600	Leapfrog Enterprises, Inc.*	32,400
1,300	Lear Corp.	70,785
11,400	Lee Enterprises, Inc.	528,276
2,930	Lehman Brothers Holdings Inc.	233,580
3,800	Lennar Corp., Class A Shares	180,880
7,200	Leucadia National Corp.	407,880
368	Liberty Media International, Inc., Class A Shares*	12,277
2,650	Lithia Motors, Inc., Class A Shares	56,339
9,400	LNR Property Corp.	581,954
2,000	Loews Corp.	117,000
1,000	Longs Drug Stores Corp.	24,200
2,000	Louisiana-Pacific Corp.	51,900
9,300	LSI Logic Corp.*	40,083
2,600	The Lubrizol Corp.	89,960
209,925	Lucent Technologies Inc.*	665,462
7,700	Lyondell Chemical Co.	172,942
700	M&T Bank Corp.	66,990
1,565	The Manitowoc Co., Inc.	55,495
1,400	Manpower Inc.	62,286
2,850	Manulife Financial Corp.	124,802
2,600	Marathon Oil Corp.	107,328
300	Markel Corp.*	92,520
1,200	Marriott International, Inc., Class A Shares	62,352
2,500	Marsh & McLennan Cos., Inc.	114,400
5,000	Martek Biosciences Corp.*	243,200
20,764	Massey Energy Co.	600,703
4,793	Matria Healthcare, Inc.*	135,690
3,800	Mattel, Inc.	68,894
4,900	Maytag Corp.	90,013
2,775	MBIA Inc.	161,533
7,250	McKesson Corp.	185,963
2,100	Medco Health Solutions, Inc.*	64,890
3,100	MedImmune, Inc.*	73,470
2,400	Medtronic, Inc.	124,560
3,725	MEMC Electronic Materials, Inc.*	31,588
10,630	Mentor Graphics Corp.*	116,558
2,767	Mercantile Bankshares Corp.	132,705
13,915	Mercury Interactive Corp.*	485,355
2,600	MGI Pharma, Inc.*	69,394

See Notes to Financial Statements.

Schedule of Securities Sold Short

(unaudited) (continued)

Shares	Security	Value
1,425	MGIC Investment Corp.	$94,834
23,900	Microsoft Corp.	660,835
6,800	Millennium Pharmaceuticals, Inc.*	93,228
700	Millipore Corp.*	33,495
1,600	Minerals Technologies Inc.	94,176
8,040	Molex Inc.	239,753
3,400	MoneyGram International, Inc.	58,072
11,950	Monster Worldwide Inc.*	294,448
2,600	MSC Industrial Direct Co., Inc., Class A Shares	88,608
14,200	Mylan Laboratories Inc.	255,600
2,300	Nabors Industries, Ltd.*	108,905
4,850	National Instruments Corp.	146,809
2,675	National-Oilwell, Inc.*	87,900
30,300	Navigant International, Inc.*	494,799
7,000	Navistar International Corp.*	260,330
2,000	Network Appliance, Inc.*	46,000
1,600	Neurocrine Biosciences, Inc.*	75,456
5,400	NewAlliance Bancshares, Inc.	77,490
7,500	Newell Rubbermaid Inc.	150,300
1,400	NII Holdings Inc.*	57,694
3,300	NiSource Inc.	69,333
2,000	Noble Corp.*	89,900
3,850	North Fork BanCorp., Inc.	171,133
1,900	Northern Border Partners, L.P.	86,925
1,500	Northern Trust Corp.	61,200
12,800	Northrop Grumman Corp.	682,624
11,600	Novellus Systems, Inc.*	308,444
2,800	NRG Energy, Inc.*	75,432
7	NTL Inc.*	434
15,300	NVIDIA Corp.*	222,156
5,700	Odyssey Healthcare, Inc.*	101,175
11,275	Odyssey Re Holdings Corp.	250,079
3,000	Old National Bancorp	74,520
4,600	OMI Corp.	73,692
2,400	Omnicare, Inc.	68,064
6,541	ON Semiconductor Corp.*	20,473
1,675	O’Reilly Automotive, Inc.*	64,136
2,200	Oshkosh Truck Corp.	125,532
2,800	Outback Steakhouse, Inc.	116,284
9,000	Owens-Illinois, Inc.*	144,000
4,275	P.F. Chang’s China Bistro, Inc.*	207,295
7,100	Packaging Corp. of America	173,737
8,100	Pall Corp.	198,288
2,400	Panera Bread Co., Class A Shares*	90,096
3,510	Par Pharmaceutical Cos Inc.*	126,114
2,200	Parker Hannifin Corp.	129,492
11,100	Patina Oil & Gas Corp.	328,227
2,380	Patterson Cos. Inc .*	182,213
1,900	Paychex, Inc.	57,285
7,175	Payless ShoeSource, Inc.*	72,683
6,975	Peabody Energy Corp.	415,013
2,600	Pentair, Inc.	90,766
15,900	People’s Bank	568,107
4,800	Peoples Energy Corp.	200,064
3,800	PepsiCo, Inc.	184,870
7,675	Performance Food Group Co.*	181,897

See Notes to Financial Statements.

Schedule of Securities Sold Short

(unaudited) (continued)

Shares	Security	Value
3,500	PETCO Animal Supplies, Inc.*	$114,310
4,500	Petroleo Brasileiro S.A., ADR	158,625
8,650	Pharmaceutical Product Development, Inc.*	311,400
10,100	Pier 1 Imports, Inc.	182,608
3,175	Pilgrim’s Pride Corp.	85,979
400	Pixar*	31,560
7,700	Plains Exploration & Production Co.*	183,722
4,875	Polo Ralph Lauren Corp.	177,304
2,675	Praxair, Inc.	114,329
3,100	Precision Castparts Corp.	186,155
3,720	Premcor Inc.*	143,220
4,400	Pride International, Inc.*	87,076
8,500	Principal Financial Group, Inc.	305,745
1,300	Progress Energy, Inc.	55,042
30,147	Protein Design Labs, Inc.*	590,278
2,500	Prudential Financial, Inc.	117,600
1,450	Psychiatric Solutions, Inc.*	36,758
2,700	Public Service Enterprise Group Inc.	115,020
1,400	Public Storage, Inc.	69,370
3,400	Puget Energy, Inc.	77,180
5,250	The PMI Group, Inc.	213,045
3,350	The Procter & Gamble Co.	181,302
750	Pulte Homes, Inc.	46,027
9,253	QLT Inc.*	154,062
22,738	Quanta Services, Inc.*	137,565
40,003	Quantum Corp.*	92,407
2,500	Quicksilver Resources Inc.*	81,675
23,100	R. R. Donnelley & Sons Co.	723,492
22,050	RadiSys Corp.*	307,597
25,600	Rambus Inc.*	401,664
3,625	RARE Hospitality International, Inc.*	96,606
3,700	Rayovac Corp.*	97,495
4,600	Raytheon Co.	174,708
5,657	Red Hat, Inc.*	69,242
5,300	Reebok International Ltd.	194,616
4,433	Regions Financial Corp.	146,555
1,125	Renal Care Group, Inc.*	36,259
4,350	Repsol YPF, S.A., Sponsored ADR	95,352
4,675	Republic Services, Inc.	139,128
3,000	ResMed Inc.*	142,830
1,050	Resources Connection, Inc.*	39,669
3,975	Robert Half International Inc.	102,436
5,100	Rockwell Collins, Inc.	189,414
7,700	Roper Industries, Inc.	442,442
10,035	Ross Stores, Inc.	235,220
1,300	The Rouse Co.	86,944
9,800	Rowan Cos., Inc.*	258,720
4,250	Royal Caribbean Cruises Ltd.	185,300
2,050	Ryder System, Inc.	96,432
21,700	Safeway Inc.*	419,027
9,300	Sanmina-SCI Corp.*	65,565
10,225	Sara Lee Corp.	233,744
3,000	SBC Communications Inc.	77,850
55,660	Schering-Plough Corp.	1,060,880
1,000	School Specialty, Inc.*	39,410
1,700	SEACOR Holdings Inc.*	79,475

See Notes to Financial Statements.

Schedule of Securities Sold Short

(unaudited) (continued)

Shares	Security	Value
6,600	Seagate Technology	$89,232
11,400	Sears, Roebuck and Co.	454,290
2,400	SEI Investments Co.	80,832
4,400	Sensient Technologies Corp.	95,216
9,419	Serologicals Corp.*	219,745
6,200	The ServiceMaster Co.	79,732
14,450	Shuffle Master, Inc.*	541,297
9,500	Siebel Systems, Inc.*	71,630
1,000	Silicon Laboratories Inc.*	33,090
1,600	Simon Property Group, Inc.	85,808
48,600	Skyworks Solutions, Inc.*	461,700
4,000	SLM Corp.	178,400
35,125	Smurfit-Stone Container Corp.*	680,371
2,200	Snap-on Inc.	60,632
13,200	Solectron Corp.*	65,340
4,150	Sonic Automotive, Inc.	83,207
3,525	Sonoco Products Co.	93,201
1,841	Southern Union Co.*	37,741
5,000	Southwest Airlines Co.	68,100
4,700	Southwest Bancorp. of Texas, Inc.	94,658
14,100	SpectraSite, Inc.*	655,650
10,025	Sprint Corp.	201,803
1,100	StanCorp Financial Group, Inc.	78,320
1,800	Starbucks Corp.*	81,828
2,825	Starwood Hotels & Resorts Worldwide, Inc.	131,137
12,900	Station Casinos, Inc.	632,616
5,150	Steel Dynamics, Inc.	198,893
28,700	Steelcase Inc., Class A Shares	401,800
5,700	Stericycle, Inc.*	261,630
2,425	Stillwater Mining Co.*	37,588
2,000	The St. Joe Co.	95,540
1,100	Stone Energy Corp.*	48,136
14,700	Sunterra Corp.*	140,091
4,820	Superior Industries International, Inc.	144,359
5,400	Symbol Technologies, Inc.	68,256
4,500	Synopsys, Inc.*	71,235
8,175	Sysco Corp.	244,596
3,425	The South Financial Group, Inc.	96,585
2,000	T. Rowe Price Group Inc.	101,880
4,400	Take-Two Interactive Software, Inc.*	144,540
4,100	Target Corp.	185,525
1,875	Taro Pharmaceutical Industries Ltd.*	43,838
4,250	TCF Financial Corp.	128,732
9,550	TECO Energy, Inc.	129,212
35,000	Tekelec*	583,800
6,700	Tenet Healthcare Corp.*	72,293
5,000	Teradyne, Inc.*	67,000
3,100	Tetra Tech, Inc.*	39,277
10,200	Teva Pharmaceutical Industries Ltd., Sponsored ADR	264,690
1,800	Thermo Electron Corp.*	48,636
700	Thor Industries, Inc.	18,529
28,933	Thoratec Corp.*	278,335
2,800	Tidewater Inc.	91,140
8,025	Tiffany & Co.	246,688
82,723	Time Warner Inc.*	1,335,149
1,500	Toll Brothers, Inc.*	69,495

See Notes to Financial Statements.

Schedule of Securities Sold Short

(unaudited) (continued)

Shares	Security	Value
2,700	Too Inc.*	$48,789
2,500	Tootsie Roll Industries, Inc.	73,050
1,300	Torchmark Corp.	69,134
1,600	Total SA, Sponsored ADR	163,472
700	Transatlantic Holdings, Inc.	38,045
2,400	Transocean Inc.*	85,872
1,560	Trex Co., Inc.*	69,077
4,325	Triad Hospitals, Inc.*	148,953
2,700	Tribune Co.	111,105
24,035	Trinity Industries, Inc.	749,171
2,175	Tuesday Morning Corp.*	67,251
2,925	Tupperware Corp.	49,666
8,064	Tyco International Ltd.	247,242
2,250	UCBH Holdings, Inc.	87,907
2,000	Union Pacific Corp.	117,200
8,600	United Dominion Realty Trust, Inc.	170,538
3,550	United Natural Foods, Inc.*	94,430
2,600	United Parcel Service, Inc., Class B Shares	197,392
5,500	United Rentals, Inc.*	87,395
11,800	United States Cellular Corp.*	509,170
1,700	Unitrin, Inc.	70,669
4,150	Universal Health Services, Inc., Class B Shares	180,525
3,425	Unocal Corp.	147,275
36,400	UnumProvident Corp.	571,116
2,125	USF Corp.	76,266
6,800	UST Inc.	273,768
1,800	V. F. Corp.	89,010
3,115	Valassis Communications, Inc.*	92,142
9,415	Valeant Pharmaceuticals International	227,090
2,835	Valley National Bancorp	72,406
3,500	VERITAS Software Corp.*	62,300
1,900	Viacom Inc., Class B Shares	63,764
5,275	Vintage Petroleum, Inc.	105,869
6,571	Vishay Intertechnology, Inc.*	84,766
12,300	Visteon Corp.	98,277
36,906	Vitesse Semiconductor Corp.*	100,753
1,350	Vornado Realty Trust	84,618
1,600	Vulcan Materials Co.	81,520
3,725	Wabtec Corp.	69,620
3,400	Waddell & Reed Financial, Inc., Class A Shares	74,800
5,300	Walgreen Co.	189,899
5,605	Wal-Mart Stores, Inc.	298,186
6,005	Walter Industries, Inc.	96,200
2,850	Washington Federal, Inc.	71,678
4,539	Watson Pharmaceuticals, Inc.*	133,719
3,225	WCI Communities, Inc.*	75,143
9,700	WebMD Corp.*	67,512
1,800	Weight Watchers International, Inc.*	69,876
2,250	Weingarten Realty Investors	74,272
200	Wesco Financial Corp.	70,300
1,500	Western Gas Resources, Inc.	42,885
2,200	Whole Foods Market, Inc.	188,738
34,680	The Williams Cos., Inc.	419,628
3,900	Williams-Sonoma, Inc.*	146,445
4,000	Wilmington Trust Corp.	144,840
1,867	Wilson Greatbatch Technologies, Inc.*	33,401

See Notes to Financial Statements.

Schedule of Securities Sold Short

(unaudited) (continued)

Shares	Security	Value
6,900	Wisconsin Energy Corp.	$220,110
7,200	Wm. Wrigley Jr. Co.	455,832
3,950	WMS Industries Inc.*	101,476
1,600	WPS Resources Corp.	71,984
700	Wright Medical Group, Inc.*	17,584
1,500	Wyeth	56,100
2,300	Wynn Resorts, Ltd.*	118,887
1,200	XL Capital Ltd., Class A Shares	88,788
2,700	XTO Energy, Inc.	87,696
2,600	The Yankee Candle Co., Inc.*	75,296
1,060	Yellow Roadway Corp.*	49,703
2,300	York International Corp.	72,657
2,725	Zimmer Holdings, Inc.*	215,384

	TOTAL COMMON STOCK (Proceeds — $117,414,367)	122,462,452

Face Amount
CORPORATE NOTES
$250,000	Eastman Kodak Co., Notes, 3.625% due 5/15/08 (Proceeds — $237,488)	245,075

	TOTAL OPEN SHORT SALES (Proceeds — $117,651,855)	$122,707,527

*	Non-income producing security.

See Notes to Financial Statements.

Statement of Assets and Liabilities

September 30, 2004 (unaudited)

ASSETS:
Investments, at value (Cost — $171,926,898)	$181,066,424
Cash	73,692
Deposits with brokers for short sales (Note 1)	117,651,855
Receivable for securities sold	1,086,688
Dividends and interest receivable	590,883
Receivable for Fund shares sold	496,440

Total Assets	300,965,982

LIABILITIES:
Short sales, at value (Proceeds — $117,651,855) (Note 1)	122,707,527
Payable for securities purchased	2,553,246
Payable for Fund shares reacquired	225,294
Management fee payable	181,007
Dividends payable for short sales	104,745
Administration fee payable	28,978
Accrued expenses	90,045

Total Liabilities	125,890,842

Total Net Assets	$175,075,140

NET ASSETS:
Par value of shares of beneficial interest ($0.001 par value, unlimited shares authorized)	$20,313
Capital paid in excess of par value	171,267,923
Accumulated net investment loss	(87,048)
Accumulated net realized loss from investment transactions, options, short sales and foreign currencies	(209,902)
Net unrealized appreciation of investments, options written and short sales	4,083,854

Total Net Assets	$175,075,140

Shares Outstanding (Par value of $0.001 per share, Note 4)	20,312,862

Net Asset Value, Per Share	$8.62

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended September 30, 2004 (unaudited)

INVESTMENT INCOME:
Interest	$1,161,134
Dividends	1,104,616
Less: Foreign withholding tax	(1,461)

Total Investment Income	2,264,289

EXPENSES:
Management fee (Note 2)	1,146,440
Dividends on short sales	782,215
Administration fee (Note 2)	179,679
Custody	66,229
Transfer agency services	54,813
Shareholder communications	24,568
Registration fees	15,041
Audit and legal	14,595
Trustees’ fees	6,613
Other	2,657

Total Expenses	2,292,850

Net Investment Loss	(28,561)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS, SHORT SALES AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	4,405,978
Options written	(533)
Short sales	(4,833,979)
Foreign currency transactions	(13)

Net Realized Loss	(428,547)

Net Decrease in Unrealized Appreciation	(488,529)

Net Loss on Investments, Options, Short Sales and Foreign Currencies	(917,076)

Decrease in Net Assets From Operations	$(945,637)

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2004 (unaudited) and the Year Ended March 31, 2004

	September 30	March 31
OPERATIONS:
Net investment loss	$(28,561)	$(201,490)
Net realized gain (loss)	(428,547)	2,192,665
Net increase (decrease) in unrealized appreciation	(488,529)	2,815,597

Increase (Decrease) in Net Assets From Operations	(945,637)	4,806,772

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	—	(43,825)
Net realized gains	—	(865,634)

Decrease in Net Assets From Distribution to Shareholders	—	(909,459)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	32,491,929	97,621,647
Net asset value of shares issued for reinvestment of distributions	—	859,412
Cost of shares reacquired	(47,321,372)	(131,516,873)

Decrease in Net Assets From Fund Share Transactions	(14,829,443)	(33,035,814)

Decrease in Net Assets	(15,775,080)	(29,138,501)
NET ASSETS:
Beginning of period	190,850,220	219,988,721

End of period*	$175,075,140	$190,850,220

* Includes accumulated net investment loss of:	$(87,048)	$(58,474)

See Notes to Financial Statements.

Financial Highlights

(unaudited)

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

	2004(1)(2)		2004(2)	2003(2)	2002(2)	2001(2)	2000(2)(3)
Net Asset Value, Beginning of Period	$8.66		$8.50	$8.44	$8.14	$8.36	$8.00

Income From Operations:
Net investment income (loss)(4)	0.00	*	(0.01)	0.03	0.10 (5)	0.32	0.19
Net realized and unrealized gain(loss)	(0.04)		0.21	0.23	0.32 (5)	0.23	0.44

Total Income From Operations	(0.04)		0.20	0.26	0.42	0.55	0.63

Less Distributions From:
Net investment income	0.00		(0.00)*	(0.03)	(0.12)	(0.35)	(0.02)
Net realized gains	0.00		(0.04)	(0.17)	(0.00)*	(0.42)	(0.25)

Total Distributions	0.00		(0.04)	(0.20)	(0.12)	(0.77)	(0.27)

Net Asset Value, End of Period	$8.62		$8.66	$8.50	$8.44	$8.14	$8.36

Total Return(6)	(0.46	)‡	2.33%	3.11%	5.20%	6.68%	7.98	%‡
Net Assets, End of Period (000s)	$175,075		$190,850	$219,989	$95,428	$45,122	$32,583
Ratios to Average Net Assets:
Total expenses before dividend expense on short sales(4)(7)	1.68	%†	1.63%	1.70%	1.88%	1.90%	1.90	%†
Dividend expense from short sales	0.87	†	1.00	0.94	0.59	0.61	0.80	†
Total expenses	2.55	†	2.63	2.64	2.47	2.51	2.70	†
Net investment income (loss)	(0.03	)†	(0.09)	0.35	1.23 (5)	3.71	2.65	†
Portfolio Turnover Rate	86%		253%	229%	324%	317%	249%

(1)	For the six months ended September 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the period from May 10, 1999 (commencement of operations) to March 31, 2000.
(4)	The manager has agreed to waive a portion of its management fee for the years ended March 31, 2004, March 31, 2001 and the period ended March 31, 2000. If such fees were not waived or dividend expenses not included, the annualized expense ratios would have been 1.70%, 2.05% and 2.64%, respectively.
(5)	Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.11, $0.31 and 1.31%, respectively. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(6)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(7)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.90%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

Multi-Strategy Market Neutral Investments (“Fund”), a separate investment fund of Consulting Group Capital Markets Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following is a summary of the significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at the mean between the current bid and ask price. Securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees. Securities traded in the over the-counter market are valued on the basis of the bid price at the close of business on each day. Certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and asked prices. U.S. government agencies and obligations are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Short-term securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Option Contracts. When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option.

Notes to Financial Statements

(unaudited) (continued)

(d) Forward Exchange Contracts. The Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract. The Fund may from time to time enter into options and/or futures contracts in order to hedge market or currency risk.

(e) Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(f) Short Sales of Securities. A short sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

(g) Investment Transactions and Investment Income. Security transactions are accounted for on trade date. Foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded on an accrual basis. Gains or losses on the sale of securities are calculated by using the specific identification method.

(h) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities.

(i) Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Fund distributes dividends and capital gains, if any, at least annually. Dividend income earned on investments and dividend expense incurred on short sales is recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

(j) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Fund Investment Risks. Funds that invest in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Notes to Financial Statements

(unaudited) (continued)

2. Investment Management Agreement, Administration Agreement and Other Transactions

The Trust has entered into an investment management agreement (“Management Agreement”) with Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”). The Consulting Group, a division of SBFM, provides investment evaluation services with respect to the investment advisers of the Fund. SBFM has entered into an investment advisory agreement with each adviser selected for the Fund (collectively, “Advisers”).

Under the Management Agreement, the Fund pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of the Fund’s average daily net assets. In addition, SBFM pays each Adviser, based on the rates applied to the Fund’s average daily net assets on a monthly basis. The applicable management fee and advisory fee paid by SBFM to each Adviser are indicated below:

Advisers	Advisory Fee	Actual Management Fee Incurred	Maximum Allowable Annual Management Fee
Multi-Strategy Market Neutral Investments		1.27%	1.80%
Calamos Advisors LLC	1.00%
Camden Asset Management, L.P.	1.20
Franklin Portfolio Associates LLC	1.00
Freeman Associates Investment Management LLC	0.90
SSI Investment Management Inc.	1.00

Effective June 30, 2004, Camden Asset Management, L.P. was terminated as an Adviser.

SBFM also acts as the Trust’s administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. (“CTB”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2004, the Fund paid transfer agent fees of $39,238 to CTB.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended September 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases	$151,455,549

Sales	$138,145,446

Notes to Financial Statements

(unaudited) (continued)

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation	$13,670,956
Gross unrealized depreciation	(4,531,430)

Net unrealized appreciation	$9,139,526

The following written call option transactions occurred during the year ended September 30, 2004:

	Number of Contracts	Premiums
Options written, outstanding at March 31, 2004	41	$19,967
Options closed	41	(19,967)

Options written, outstanding at September 30, 2004	—	—

4. Shares of Beneficial Interest

At September 30, 2004, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

	Six Months Ended September 30, 2004	Year Ended March 31, 2004
Shares sold	3,792,956	11,411,428
Shares issued on reinvestment	—	100,048
Shares reacquired	(5,517,668)	(15,358,058)

Net Decrease	(1,724,712)	(3,846,582)

5. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the Funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and two other individuals, one of whom is an employee and the other of whom is a former employee of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The sub-contractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

Notes to Financial Statements

(unaudited) (continued)

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

WWW.SMITHBARNEY.COM

©2004 Citigroup Global Markets Inc. Member NASD, SIPC. Smith Barney and Consulting Group are divisions of Citigroup Global Markets Inc. Smith Barney is a service mark of Citigroup Global Markets Inc. and its affiliates and is used and registered throughout the world. CITIGROUP and the Umbrella Device are trademarks and service marks of Citicorp or its affiliates and are used and registered throughout the world.

This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Fund. It is not authorized for distribution to prospective Investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from The Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

TK 2122 11/04        Consulting Group Capital Markets Funds • 222 Delaware Avenue • Wilmington, Delaware        •        19801

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Consulting Group Capital Markets Funds

Date: December 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Consulting Group Capital Markets Funds

Date: December 01, 2004

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Consulting Group Capital Markets Funds

Date: December 01, 2004